Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets.
Intangible assets

7.    Intangible assets

Changes in the carrying amount of intangible assets during the years ended December 31 are as follows:

	For the year ended 31 December 2024
					Greenhouse	Other
	Development	Power Supply		Computer	gasses	Intangible
	Expenditure	Agreements	Rights of Use	Software	(Co2)	Assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	53,590	37,836	13,329	10,396	128,176	7,380	250,707
Additions	664	—	—	2,750	60,326	—	63,740
Disposals	—	—	—	—	(90,112)	—	(90,112)
Transfers from/(to) other accounts	328	—	(31)	—	—	(297)	—
Exchange differences	(3,361)	—	(193)	(389)	(7,827)	(173)	(11,943)
Balance at December 31, 2024	51,221	37,836	13,105	12,757	90,563	6,910	212,392

Accumulated depreciation (Note 27.6):
Balance at January 1, 2024	(36,353)	(37,836)	(12,142)	(5,076)	—	(4,679)	(96,086)
Depreciation and amortization for the period	(229)	—	—	(27)	—	(218)	(474)
Exchange differences	2,158	—	146	89	—	97	2,490
Balance at December 31, 2024	(34,424)	(37,836)	(11,996)	(5,014)	—	(4,800)	(94,070)

Impairment (Note 27.8):
Balance at January 1, 2024	(13,991)	—	(1,187)	—	—	(1,098)	(16,276)
Impairment losses for the period	—	—	—	—	—	—	—
Exchange differences	983	—	78	—	—	(12)	1,049
Balance at December 31, 2024	(13,008)	—	(1,109)	—	—	(1,110)	(15,227)

Carrying amount at December 31, 2024	3,789	—	—	7,743	90,563	1,000	103,095

	For the year ended 31 December 2023
					Greenhouse	Other
	Development	Power Supply		Computer	gasses	Intangible
	Expenditure	Agreements	Rights of Use	Software	(Co2)	Assets	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2023	49,694	37,836	13,239	5,530	107,770	8,134	222,203
Additions	1,210	—	—	3,273	113,101	—	117,584
Disposals	—	—	—	—	(96,451)	—	(96,451)
Transfers from/(to) other accounts	825	—	—	1,489		(396)	1,918
Exchange differences	1,861	—	90	104	3,756	(358)	5,453
Balance at December 31, 2023	53,590	37,836	13,329	10,396	128,176	7,380	250,707

Accumulated depreciation (Note 27.6):
Balance at January 1, 2023	(35,126)	(37,836)	(12,054)	(4,623)	—	(4,670)	(94,309)
Depreciation and amortization for the period	(21)	—	—	(427)	—	(215)	(663)
Disposals	82	—	—		—	—	82
Transfers from/(to) other accounts	(26)	—	—		—	—	(26)
Exchange differences	(1,262)	—	(88)	(26)	—	206	(1,170)
Balance at December 31, 2023	(36,353)	(37,836)	(12,142)	(5,076)	—	(4,679)	(96,086)

Impairment (Note 27.8):
Balance at January 1, 2023	(13,715)	—	(1,148)	—	—	(1,234)	(16,097)
Transfers from/(to) other accounts	261	—	—	—	—	—	261
Exchange differences	(537)	—	(39)	—	—	136	(440)
Balance at December 31, 2023	(13,991)	—	(1,187)	—	—	(1,098)	(16,276)

Carrying amount at December 31, 2023	3,246	—	—	5,320	128,176	1,603	138,345

Development expenditures: For the year ended, the Company invested $664 thousand in Research and Development (R&D) projects ($1,210 thousand in 2023).

Computer software: For the years ended December 31, 2024 and 2023, the Company invested $2,750 thousand and $3,273 thousand in the development of new IT systems and cybersecurity, respectively.

Greenhouse gas rights: As of December 31, 2024 and 2023, greenhouse gas rights primarily relate to the acquisition, use and expiration of rights held to emit greenhouse gasses by certain European and Canadian subsidiaries (see Note 4.21). For the year ended December 31, 2024 and 2023, the Company did not purchase or sell rights to emit greenhouse gasses, respectively. The additions relate to allowances granted.

As of December 31, 2024 and 2023, the Company has certain intangible assets related to rights held to emit greenhouse gasses pledged as collateral for other financial liabilities (see Note 20).

As of December 31, 2023, the Company had certain intangible assets related to rights held to emit greenhouse gasses pledged as collateral for debt instruments (see Note 19).